Income Tax - Summary of Investment Tax Credits and Non-Capital Losses and Net Operating Losses (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Schedule Of Tax Credits And Losses Carry Forward Expiration [Line Items]
Net Operating Losses	$ 158,391	$ 151,900
Non-capital Losses	115,950
Investment tax credits carryforwards [Member]
Schedule Of Tax Credits And Losses Carry Forward Expiration [Line Items]
Investment tax credits	5,109
2018 [Member]
Schedule Of Tax Credits And Losses Carry Forward Expiration [Line Items]
Net Operating Losses	10,795
2018 [Member] | Investment tax credits carryforwards [Member]
Schedule Of Tax Credits And Losses Carry Forward Expiration [Line Items]
Investment tax credits	150
2019 [Member]
Schedule Of Tax Credits And Losses Carry Forward Expiration [Line Items]
Net Operating Losses	32
2019 [Member] | Investment tax credits carryforwards [Member]
Schedule Of Tax Credits And Losses Carry Forward Expiration [Line Items]
Investment tax credits	102
2020 [Member]
Schedule Of Tax Credits And Losses Carry Forward Expiration [Line Items]
Net Operating Losses	2,745
2020 [Member] | Investment tax credits carryforwards [Member]
Schedule Of Tax Credits And Losses Carry Forward Expiration [Line Items]
Investment tax credits	76
2021 [Member]
Schedule Of Tax Credits And Losses Carry Forward Expiration [Line Items]
Net Operating Losses	400
2021 [Member] | Investment tax credits carryforwards [Member]
Schedule Of Tax Credits And Losses Carry Forward Expiration [Line Items]
Investment tax credits	69
2022 [Member]
Schedule Of Tax Credits And Losses Carry Forward Expiration [Line Items]
Net Operating Losses	11,766
2022 [Member] | Investment tax credits carryforwards [Member]
Schedule Of Tax Credits And Losses Carry Forward Expiration [Line Items]
Investment tax credits	105
2023 [Member]
Schedule Of Tax Credits And Losses Carry Forward Expiration [Line Items]
Net Operating Losses	10,785
2023 [Member] | Investment tax credits carryforwards [Member]
Schedule Of Tax Credits And Losses Carry Forward Expiration [Line Items]
Investment tax credits	96
2024 [Member]
Schedule Of Tax Credits And Losses Carry Forward Expiration [Line Items]
Net Operating Losses	16,814
2024 [Member] | Investment tax credits carryforwards [Member]
Schedule Of Tax Credits And Losses Carry Forward Expiration [Line Items]
Investment tax credits	111
2025 [Member]
Schedule Of Tax Credits And Losses Carry Forward Expiration [Line Items]
Net Operating Losses	2,062
2025 [Member] | Investment tax credits carryforwards [Member]
Schedule Of Tax Credits And Losses Carry Forward Expiration [Line Items]
Investment tax credits	144
2026 [Member]
Schedule Of Tax Credits And Losses Carry Forward Expiration [Line Items]
Net Operating Losses	27,157
Non-capital Losses	7,335
2026 [Member] | Investment tax credits carryforwards [Member]
Schedule Of Tax Credits And Losses Carry Forward Expiration [Line Items]
Investment tax credits	400
2027 [Member]
Schedule Of Tax Credits And Losses Carry Forward Expiration [Line Items]
Net Operating Losses	22,225
Non-capital Losses	4,949
2027 [Member] | Investment tax credits carryforwards [Member]
Schedule Of Tax Credits And Losses Carry Forward Expiration [Line Items]
Investment tax credits	173
2028 [Member]
Schedule Of Tax Credits And Losses Carry Forward Expiration [Line Items]
Net Operating Losses	12,648
Non-capital Losses	8,020
2028 [Member] | Investment tax credits carryforwards [Member]
Schedule Of Tax Credits And Losses Carry Forward Expiration [Line Items]
Investment tax credits	390
2029 [Member]
Schedule Of Tax Credits And Losses Carry Forward Expiration [Line Items]
Net Operating Losses	4,358
Non-capital Losses	(9)
2029 [Member] | Investment tax credits carryforwards [Member]
Schedule Of Tax Credits And Losses Carry Forward Expiration [Line Items]
Investment tax credits	317
2030 [Member]
Schedule Of Tax Credits And Losses Carry Forward Expiration [Line Items]
Net Operating Losses	5,034
Non-capital Losses	6,288
2030 [Member] | Investment tax credits carryforwards [Member]
Schedule Of Tax Credits And Losses Carry Forward Expiration [Line Items]
Investment tax credits	346
2031 [Member]
Schedule Of Tax Credits And Losses Carry Forward Expiration [Line Items]
Net Operating Losses	6,200
Non-capital Losses	12,121
2031 [Member] | Investment tax credits carryforwards [Member]
Schedule Of Tax Credits And Losses Carry Forward Expiration [Line Items]
Investment tax credits	608
2032 [Member]
Schedule Of Tax Credits And Losses Carry Forward Expiration [Line Items]
Net Operating Losses	8,418
Non-capital Losses	17,278
2032 [Member] | Investment tax credits carryforwards [Member]
Schedule Of Tax Credits And Losses Carry Forward Expiration [Line Items]
Investment tax credits	505
2033 [Member]
Schedule Of Tax Credits And Losses Carry Forward Expiration [Line Items]
Net Operating Losses	2,366
Non-capital Losses	23,240
2033 [Member] | Investment tax credits carryforwards [Member]
Schedule Of Tax Credits And Losses Carry Forward Expiration [Line Items]
Investment tax credits	411
2034 [Member]
Schedule Of Tax Credits And Losses Carry Forward Expiration [Line Items]
Net Operating Losses	2,609
Non-capital Losses	17,077
2034 [Member] | Investment tax credits carryforwards [Member]
Schedule Of Tax Credits And Losses Carry Forward Expiration [Line Items]
Investment tax credits	492
2035 [Member]
Schedule Of Tax Credits And Losses Carry Forward Expiration [Line Items]
Net Operating Losses	5,342
Non-capital Losses	3,120
2035 [Member] | Investment tax credits carryforwards [Member]
Schedule Of Tax Credits And Losses Carry Forward Expiration [Line Items]
Investment tax credits	328
2036 [Member]
Schedule Of Tax Credits And Losses Carry Forward Expiration [Line Items]
Net Operating Losses	6,635
Non-capital Losses	16,531
2036 [Member] | Investment tax credits carryforwards [Member]
Schedule Of Tax Credits And Losses Carry Forward Expiration [Line Items]
Investment tax credits	$ 286